Taxation - Summary of Reconciliation Between Actual Income Tax Expense and Accounting Profit (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
Deferred tax assets not recognized in respect of tax losses	¥ 997	¥ 1,313
Tax losses carried forward years	5 years